STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) [Parenthetical] (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2001	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Mar. 31, 2006	Mar. 31, 2005	Mar. 31, 2004
Price per share of stock issued on September for cash	$ 0.00188
Price per share of stock issued on March for cash	$ 0.0375
Price per share of stock issued to purchase mineral option								$ 0.065
Price per share of stock issued On June for private placement							$ 0.01
Stock issuance expenses							$ 25,000
Price per share of stock issued for private placement			$ 0.1818	$ 0.1818	$ 0.1818		$ 0.75
Price per share of stock issued On May for private placement						$ 0.80
Price per share of stock issued On July for private placement						$ 0.60
Price per share of stock issued On September for private placement						$ 0.80
Price per share of stock issued On December for private placement						$ 0.80
Price per share of subscription of shares for private placement		$ 0.12		$ 0.1818